Foreclosed Assets	12 Months Ended
Dec. 31, 2011
Foreclosed Assets [Abstract]
FORECLOSED ASSETS

NOTE 5 – FORECLOSED ASSETS

Foreclosed assets at year-end were as follows:

	$2,370	$2,370
	2011	2010
Commercial	$—	$1,000
Commercial real estate	3,509	3,509

Subtotal	3,509	4,509
Valuation allowance	(1,139)	—

Total	$2,370	$4,509

Activity in the valuation allowance was as follows:

$1,139
2011
Beginning of year	$—
Additions charged to expense	1,139
Direct write-downs	—

End of year	$1,139

There was no valuation allowance on foreclosed assets in 2010 or 2009.

Expenses related to foreclosed assets include:

	$1,187	$1,187	$1,187
	2011	2010	2009
Net loss (gain) on sales	$(7)	$—	$(1)
Provision for unrealized losses	1,139	—	—
Operating expenses, net of rental income	55	4	—

	$1,187	$4	$(1)

Foreclosed assets at December 31, 2011 and December 31, 2010 included three commercial real estate properties, while foreclosed assets at December 31, 2010 also included inventory related to a commercial loan. During the year ended December 31, 2011, a $1,139 valuation allowance was established on one of the commercial real estate properties, undeveloped commercial real estate located in Columbus, Ohio, due to a decline in real estate values. A $1,139 charge resulted from this valuation allowance and is included in foreclosed assets expense in the consolidated statement of operations.